 18

                                                      1933 Act File No. 33-34154
                                                      1940 Act File No. 811-6082

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No. 29                                            [X]
                             --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 30                                                           [X]
              --

                              THE RIVERFRONT FUNDS

                       (successor to The Riverfront Funds, Inc.)
                  (Exact name of Registrant as specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective: [X] immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:

[     ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2102 L Street, N.W.
Washington, D.C. 20037

C O M B I N E D
P R O S P E C T U S

April 30, 2000

[Graphic Representation Omitted See Appendix]

The Riverfront Large Company Select Fund
The Riverfront Balanced Fund
The Riverfront Small Company Select Fund
The Riverfront Income Equity Fund
The Riverfront U.S.Government Income Fund
Investor A Shares
Investor B Shares
The Riverfront U.S.Government Securities Money Market Fund
Investor A Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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CONTENTS

Fund Objectives, Strategies, Performance and Risks	1

What are the Funds’ Fees and Expenses?	10

Investment Strategies for the Funds	13

Principal Securities in Which the Funds Invest	15

Principal Risks of Investing in the Funds	19

What Do Shares Cost?	21

How are the Funds Sold?	24

How Do I Purchase Shares?	25

How Do I Redeem Shares?	28

How Do I Exchange Shares?	30

Account and Share Information	30

Who Manages the Funds?	32

Financial Information	33

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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FUND OBJECTIVES, STRATEGIES,
PERFORMANCE AND RISKS

The following describes the investment objectives, principal strategies, performance and principal risks of each Riverfront Fund.

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THE RIVERFRONT LARGE COMPANY SELECT FUND (“LARGE COMPANY FUND”)

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Objective: The Large Company Fund’s objective is to seek long-term growth of capital. Current income is a secondary objective.

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Principal Strategy: The Fund pursues its objective by investing at least 65% of its total assets in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, of issuers with market capitalizations of at least $4 billion. The Fund generally will invest in equity securities of such issuers based upon certain fundamental criteria examined by the investment adviser including revenue growth, earnings growth, cash flow growth and other factors.

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THE RIVERFRONT BALANCED FUND (“BALANCED FUND”)

Objective: The Balanced Fund’s objective is to seek long-term growth of capital with some current income as a secondary objective.

Principal Strategy: The Fund pursues its objective by investing in common stocks, preferred stocks, fixed income securities and securities convertible into common stocks. The common and preferred stocks and securities convertible into common stocks selected for the Fund will be those that the investment adviser believes will contribute to the Fund’s objective.

THE RIVERFRONT SMALL COMPANY SELECT FUND (“SMALL COMPANY FUND”)

Objective: The Small Company Fund’s objective is to seek capital growth.

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Principal Strategy: The Fund pursues its objective by investing at least 65% of its total assets in a portfolio of common stocks of small companies, regardless of the movement of stock prices generally, that, in the opinion of the investment adviser, based upon its analysis of various fundamental and technical standards, have appreciation potential. For purposes of this policy, the Fund defines small companies to mean issuers with market capitalizations that fall within the market capitalization range of the Standard & Poor’s Small Cap Index.

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THE RIVERFRONT INCOME EQUITY FUND
 (“INCOME EQUITY FUND”)

Objective: The Income Equity Fund’s objective is to seek a high level of investment income with capital appreciation as a secondary objective, through investment primarily in incomeproducing equity securities of U.S. issuers.

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Principal Strategy: The Fund pursues its objective by investing at least 65% of its total assets in common stocks and securities convertible into common stocks, such as bonds and preferred stocks, which are rated in one of the four highest rating categories by a nationally recognized statistical ratings organization (NRSRO), or if not so rated, are considered to be of comparable quality. The Fund generally will invest in common stocks and securities convertible into common stocks of U.S. issuers with a demonstrated record of dividend payments and high total returns which are listed on U.S. stock exchanges or traded in the overthe-counter (“OTC”) market.

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THE RIVERFRONT U.S. GOVERNMENT INCOME FUND (“INCOME FUND”)

Objective: The Income Fund’s objective is to seek a high level of current income consistent with the preservation of capital by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities.

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Principal Strategy: The Fund pursues its objective by investing in a portfolio of securities which the investment adviser believes will, in the aggregate, perform well in all stages of business and interest rate cycles. The Fund will invest at least 65% of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and will also invest in high quality fixed rate and adjustable rate securities. High quality fixed rate and adjustable rate securities are rated no lower than one of the three highest rating categories by an NRSRO, or if not so rated, are considered by the Adviser to be of comparable quality.

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THE RIVERFRONT U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND (“MONEY MARKET FUND”)

Objective: The Money Market Fund’s objective is to seek current income from U.S. government short-term securities while preserving capital and maintaining liquidity.

Principal Strategy: The Fund pursues its objective by investing primarily in U.S. government securities maturing in 397 days or less. Under normal market conditions at least 65% of its total assets will be invested in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and in repurchase agreements secured by such obligations. The dollar-weighted average maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS OF THE FUNDS

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund’s share price may decline and an investor could lose money. Thus, although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the Riverfront Funds. Also, there is no assurance that a Fund will achieve its investment objective. You should be aware that the Shares offered by this prospectus are not deposits or obligations of any bank including The Provident Bank (Provident), are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. An investment in any one or all of the Funds does not necessarily constitute a balanced investment program for any one investor.

Risks	Large Company Fund	Balanced Fund	Small Company Fund	Income Equity Fund	Income Fund	Money Market Fund
Stock Market Risks(1)	X	X	X	X
Bond Market Risks(2)		X		X	X	X
Risks Related to Company Size(3)	X	X	X
Currency Risks(4)	X	X	X	X
Risks of Foreign Investing(5)	X	X	X	X	X
Credit Risks(6)		X		X	X	X
Call Risks(7)		X		X	X
Prepayment Risks(8)		X		X	X

The following is a summary description of these risk factors. A complete description of the risks can be found in “Principal Risks of Investing in the Funds” herein.

(1) The risk posed by the fact that the value of equity securities rise and fall.

(2) The risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes.

(3) The risk posed by smaller market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital.

(4) The risk posed by the fact that exchange rates for currencies fluctuate daily.

(5) The risk posed by the fact that foreign economic, political or regulatory conditions may be less favorable than those of the United States.

(6) The possibility that an issuer will default on a security by failing to pay interest or principal when due.

(7) The possibility that the issuer may redeem a fixed income security before maturity at a price below its current market price.

(8) The risk posed by the relative volatility of mortgage-backed securities due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

RISK RETURN BAR CHAR TS AND TABLES

LARGE COMPANY SELECT FUND

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund’s Investor A Shares and Predecessor Collective Trust Fund’s total returns on a calendar year-end basis. The total returns for the Predecessor Collective Trust Fund reflect projected Fund expenses before waivers.

The Fund’s Investor A Shares total return for the quarter ended March 31, 2000 was 5.80%.

The Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, the total returns would be less than those shown.

Within the period shown in the Chart, the Fund’s Investor A Shares highest quarterly return was 32.35% (quarter ended December 31, 1998). Its lowest quarterly return was -10.99% (quarter ended September 30, 1998).

The following table shows the Average Annual Total Return for the Fund’s Investor A Shares and Investor B Shares, compared to the S&P 500 Index (S&P 500), and Lipper Large Cap Core Average (LCC).

Calendar Period	Investor A	Investor B	S&P 500	LCC
1 Year	27.60%	28.52%	21.05%	13.71%
5 Year	30.74%	—	28.56%	21.31%
10 Year	17.79%	—	18.20%	14.74%
Start of Performance(a)	16.08%	—	17.84%	13.69%
Start of Performance(b)	—	32.10%	27.62%	18.71%

(a) The Start of Performance date for the Fund’s Investor A Shares was January 2, 1997. The average annual returns for the Fund’s Investor A Shares includes performance of certain collective trust fund accounts advised by The Provident Bank (former adviser to the Fund), for periods dating back to August 30, 1986, as adjusted to reflect expenses associated with the Fund.

(b) The Start of Performance date for the Fund’s Investor B Shares was January 2, 1997.

The table shows the Fund’s Investor A Shares’ and Investor B Shares’ average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad-based market index, and LCC, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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BALANCED FUND

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund’s Investor A Shares’ total returns on a calendar year-end basis.

The Fund’s Investor A Shares’ total return for the quarter ended March 31, 2000 was 5.03%.

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The Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

Within the period shown in the Chart, the Fund’s Investor A Shares’ highest quarterly return was 15.10% (quarter ended December 31, 1998). Its lowest quarterly return was -3.44% (quarter ended September 30, 1998).

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The following table shows the Average Annual Total Return for the Fund’s Investor A Shares and Investor B Shares, compared to the S&P 500/Lehman Brothers Intermediate Government/Corporate Bond Index (S&P/LGCBI), and Lipper Balanced Average (LBA).

Calendar Period	Investor A	Investor B	S&P/LGCBI	S&P	LGCBI	LBA
1 Year	8.09%	8.10%	10.71%	21.05%	0.39%	8.79%
5 Year	15.10%	—	18.31%	28.56%	7.10%	15.70%
Start of Performance(a)	13.92%	—	16.16%	25.97%	6.44%	14.08%
Start of Performance(b)	—	15.34%	18.49%	28.86%	8.50%	15.86%

(a) The Start of Performance date for the Fund’s Investor A Shares was September 1, 1994.

(b) The Start of Performance for the Fund’s Investor B Shares was January 17, 1995.

The table shows the Fund’s Investor A Shares’ and Investor B Shares’ average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad based securities market index, the S&P/LGCBI, a broad-based blended index which represents 50% of the S&P 500 and 50% of the Lehman Brothers Intermediate Government/Corporate Bond Index, and LBA, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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SMALL COMPANY SELECT FUND

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund’s Investor A Shares total returns on a calendar year-end basis.

The Fund’s Investor A Shares’ total return for the quarter ended March 31, 2000 was 16.96%.

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The Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

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Within the period shown in the Chart, the Fund’s Investor A Shares’ highest quarterly return was 46.16% (quarter ended December 31, 1999). Its lowest quarterly return was -22.92% (quarter ended September 30, 1990).

The following table shows the Average Annual Total Return for the Fund’s Investor A Shares and Investor B Shares, compared to the Russell 2000 Index (R2000), S&P 600 Small Cap Index (S&P 600), and Lipper Small Cap Average (LSCA).

Calendar Period	Investor A	Investor B	R2000	S&P 600	LSCA
1 Year	40.49%	42.00%	21.26%	12.41%	28.27%
5 Year	18.09%	—	16.69%	17.05%	17.55%
10 Year	16.20%	—	13.40%	13.04%	13.10%
Start of Performance(a)	11.84%		11.27%	10.16%	14.55%
Start of Performance(b)		14.59%	13.63%	13.26%	17.38%

(a) The Start of Performance date for the Fund’s Investor A Shares was July 23, 1987. The Average Annual Total Returns for Investor A Shares includes performance history of the MIM Stock Appreciation Fund, the predecessor to the Fund for performance and accounting purposes, which was acquired by the Fund as of September 30, 1995.

(b) The Start of Performance date for the Fund’s Investor B Shares was October 1, 1995.

The table shows the Fund’s Investor A Shares’ and Investor B Shares’ average annual total returns (reduced to reflect applicable sales charges) compared to the R2000 and S&P 600, both of which are broad-based market indexes, and LSCA, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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INCOME EQUITY FUND

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund’s Investor A Shares’ total returns on a calendar year-end basis.

The Fund’s Investor A Shares’ total return for the quarter ended March 31, 2000 was 7.75%.

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The Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

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Within the period shown in the chart the Fund’s Investor A Shares’ highest quarterly return was 12.72% (quarter ended June 30, 1997). Its lowest quarterly return was -12.33% (quarter ended September 30, 1998).

The following table shows the Average Annual Total Return for the Fund’s Investor A Shares and Investor B Shares, compared to the S&P 500 Index (S&P 500), and the Lipper Equity Income Average (LEIA).

Calendar Period	Investor A	Investor B	S&P 500	LEIA
1 Year	2.64%	2.65%	21.05%	4.76%
5 Years	16.45%	—	28.56%	18.09%
Start of Performance(a)	14.68%		19.46%	14.67%
Start of Performance(b)	—	16.50%	28.86%	18.27%

(a)The Start of Performance date for the Fund’s Investor A Shares was October 8, 1992.

(a)The Start of Performance for the Fund’s Investor B Shares was January 17, 1995.

The table shows the Fund’s Investor A Shares’ and Investor B Shares’ average annual total returns (reduced to reflect applicable sales charges) compared to the S&P 500, a broad-based market index, and LEIA, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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U.S.GOVERNMENT INCOME FUND

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund’s Investor A Shares’ total returns on a calendar year-end basis.

The Fund’s Investor A Shares’ total return for the quarter ended March 31, 2000 was 2.69%.

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The Fund’s Investor A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, total returns would be less than those shown.

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Within the period shown in the Chart, the Fund’s Investor A Shares’ highest quarterly return was 4.87% (quarter ended June 30, 1995). Its lowest quarterly return was -3.24% (quarter ended March 31, 1994).

The following table shows the Average Annual Total Return for the Fund’s Investor A Shares and Investor B Shares, compared to the Lehman Brothers Intermediate Government Index (LBIGI), and the Lipper Intermediate U.S. Government Index (LIGI).

Calendar Period	Investor A	Investor B	LBIGI	LIGI
1 Year	-5.82%	-6.01%	0.49%	-1.39%
5 Years	4.92%	—	6.93%	6.63%
Start of Performance(a)	3.53%	—	5.57%	5.13%
Start of Performance(b)	—	4.68%	9.29%	8.27%

(a) The Start of Performance date for Investor A Shares was October 1, 1992.

(b) The Start of Performance for Investor B Shares was January 17, 1995.

The table shows the Fund’s Investor A Shares’ and Investor B Shares’ average annual total returns (reduced to reflect applicable sales charges) compared to the LBIGI, a broad-based market index, and LIGI, an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

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U.S.GOVERNMENT SECURITIES MONEY MARKET FUND

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The Fund’s Investor A Shares’ total return for the quarter ended March 31, 2000 was 1.29%.

The Fund’s shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund’s shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 0.72% (quarters ended March 31, 1994, September 30, 1993, and June 30, 1993).

The Fund’s 7-Day Net Yield as of December 31, 1999 was 5.06%.

The following table represents the Fund’s Average Annual Total Return through December 31, 1999.

Calendar Period
1 Year	4.61%
5 Years	4.99%
Start of Performance*	4.53%

* The Fund’s start of performance date was October 8, 1992.

Investors may call the Fund at 1-800-424-2295 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

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WHAT ARE THE FUNDS ’ FEES AND EXPENSES?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds’ Investor A Shares.

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	Large		Small	Income		Money
	Company	Balanced	Company	Equity	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund
Shareholder Fees
Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	4.50%	4.50%	4.50%	None

Annual Fund Operating Expenses (before waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.80%	0.90%(2)	0.80%	0.95%(2)	0.40%	0.15%
Distribution and/or Shareholder Services (12b-1) Fee	0.25%	0.25%(3)	0.25%	0.25%(3)	0.25%(3)	0.25%(3)
Other Expenses	0.46%	0.62%	0.91%	0.67%	0.49%	0.33%

Total Annual Fund Operating Expenses	1.51%	1.77%	1.96%	1.87%	1.14%	0.73%

Contractual Fee Waivers		0.10%		0.10%
Net Expenses		1.67%		1.77%
(1) Although not contractually obligated to do so, the distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended December 31, 1999.
Total Voluntary Waiver of Fund Expenses	0.00%	0.16%	0.00%	0.03%	0.06%	0.15%
Total Actual Annual Fund
Operating Expenses (After All Voluntary Waivers)	1.51%	1.61%	1.96%	1.84%	1.08%	0.58%

(2) The investment adviser has contractually agreed to waive a portion of the Balanced Fund’s and Income Equity Fund’s management fee. The management fee paid by the Balanced Fund and Income Equity Fund (after the contractual waiver) will be 0.80% and 0.85% respectively for the year ending December 31, 2000.

(3) The distributor voluntarily reduced a portion of the Balanced Fund’s, Income Equity Fund’s, Income Fund, and Money Market Fund’s distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fees paid (after the voluntary reduction) for the Balanced Fund, Income Equity Fund, Income Fund, and Money Market Fund were 0.09%, 0.22%, 0.19%, and 0.10% respectively, for the year ended December 31, 1999.

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E X A M P L E

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This Example is intended to help you compare the cost of investing in the Funds’ Investor A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund’s Investor A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Investor A Shares’ operating expenses are before voluntary waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:

	Large		Small	Income		Money
	Company	Balanced	Company	Equity	Income	Market
	Fund	Fund	Fund	Fund	Fund	Fund
1 Year	$597	$612	$640	$622	$561	$75
3 Years	$906	$973	$1,038	$1,002	$796	$233
5 Years	$1,237	$1,357	$1,460	$1,407	$1,049	$406
10 Years	$2,170	$2,432	$2,632	$2,534	$1,774	$906

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds’ Investor B Shares.

	Large		Small	Income
	Company	Balanced	Company	Equity	Income
	Fund	Fund	Fund	Fund	Fund
Shareholder Fees Fees Paid Directly From Your Investment Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, as applicable)	4.00%	4.00%	4.00%	4.00%	4.00%

Annual Fund Operating Expenses (before waivers)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets) Management Fee	0.80%	0.90%(1)	0.80%	0.95%(1)	0.40%
Distribution and/or Shareholder Services (12b-1) Fee	1.00%	1.00%	1.00%	1.00%	1.00%

Other Expenses	0.46%	0.62%	0.91%	0.68%	0.49%
Total Annual Fund Operating Expenses	2.26%	2.52%	2.71%	2.63%	1.89%

Contractual Fee Waivers		0.10%		0.10%
Net Expenses		2.42%		2.53%

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(1) The investment adviser has contractually agreed to waive a portion of the Balanced Fund’s and Income Equity Fund’s management fee. The management fee paid by the Balanced Fund and Income Equity Fund (after the contractual waiver) will be 0.80% and 0.85% respectively for the year ending December 31, 2000.

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E X A M P L E

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This Example is intended to help you compare the cost of investing in the Funds’ Investors B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund’s Investor B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption at the end of the period are also shown. The Example also assumes that your investment has a 5% return each year and that each Fund’s Investor B Shares’ operating expenses are before voluntary waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Large	Small		Income
	Company	Balanced	Company	Equity	Income
	Fund	Fund	Fund	Fund	Fund
1 Year
Expenses assuming redemption	$629	$645	$674	$656	$592
Expenses assuming no redemption	$229	$245	$274	$256	$192
3 Years
Expenses assuming redemption	$1,129	$1,196	$1,260	$1,228	$1,019
Expenses assuming no redemption	$706	$775	$841	$808	$594
5 Years
Expenses assuming redemption	$1,433	$1,552	$1,654	$1,606	$1,247
Expenses assuming no redemption	$1,210	$1,332	$1,435	$1,386	$1,021
10 Years
Expenses assuming redemption	$2,407	$2,664	$2,861	$2,772	$2,016
Expenses assuming no redemption	$2,407	$2,664	$2,861	$2,772	$2,016

INVESTMENT STRATEGIES FOR THE FUNDS
LARGE COMPANY FUND

In selecting portfolio securities for the Fund, the Adviser considers numerous fundamental factors and criteria in an effort to identify issuers that offer above average growth prospects relative to the Standard & Poor’s 500 Index. Some of the fundamental factors examined include earnings growth, earnings stability, revenue growth, cash flow growth, and profitability measures such as return on equity and gross margins. While the Fund will generally invest in the Equity Securities of issuers with market capitalizations of at least $4 billion, the Fund may buy securities in initial public offerings and will generally participate in such offerings without regard to market capitalization of the issuer. The Fund incorporates a top-down and bottom-up approach to the stock selection process. The Adviser uses the Standard & Poor’s 500 Index (the “S&P 500”) for portfolio modeling and comparison purposes. The Fund will typically over-weight (having a relatively greater percentage of its assets invested in a sector than the S&P 500 allocation in that sector) the faster growing sectors and under-weight (having a relatively smaller percentage of its assets invested in a sector than the S&P 500 allocation in that sector) in the slower growth sectors. Other important factors in security selection include: quality of management, competitive positioning of the companies within their industries and stability of ongoing growth in revenue and earnings.

BALANCED FUND

The Fund can own a combination of Equity Securities, Fixed Income Securities, Convertible Securities and cash equivalents. The Adviser determines the fund’s asset allocation among these types of instruments on an ongoing basis. Asset allocation decisions are based upon a strategic view of the economy and the financial markets and are focused on balancing the risk and return characteristics.

The portion of the Fund’s portfolio invested in Equity Securities will generally be invested in large capitalization issuers with above-average prospects. The Adviser will consider an issuer’s revenue, earnings and cash flow growth when determining which issuers appear to present the opportunity for above-average growth. While the Fund is not required to hold any specified percentage of its assets in Equity Securities, the Adviser believes that the Fund will, under normal market conditions, have a majority of its assets invested in Common Stocks.

The portion of the Fund’s portfolio invested in Fixed Income Securities will generally be invested in investment grade instruments. The Fund will invest at least 25% of the Fund’s assets in Treasury Securities or Agency Securities. The Fund will invest in Treasury Securities generally without limitation as to duration parameters, based upon the Adviser’s determination of current economic and market conditions.

SMALL COMPANY FUND

In determining which small companies appear to have appreciation potential, the Adviser considers various fundamental and technical standards. For example, the Adviser evaluates product position, management quality and sustainability of current growth trends of earnings and revenues of these companies. Issuers with similar characteristics may be grouped together in broad categories called sectors. The Adviser incorporates a view of the overall economy to assist in determining the level of exposure to any given sector and generally will allocate the Fund’s portfolio among sectors based upon that view. The Fund may also buy securities in initial public offerings based upon its fundamental analysis of the issuer.

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INCOME EQUITY FUND

In seeking to produce income, the Fund will generally invest in common stocks and securities convertible into common stocks of U.S. issuers with a demonstrated record of dividend payments and higher total return which are listed on U.S. stock exchanges or traded in the over-the-counter (“OTC”) market.

The Adviser emphasizes large and mid-capitalization companies of issuers with a demonstrated record of dividend payments. While the Fund invests primarily in Equity Securities, it may also own Convertible Securities. In choosing among issuers of these securities, in addition to dividend payment history, the Adviser employs a top-down approach, focusing on changes in the economy, investor expectations and inflation, combined with a bottom-up research intensive stock selection process consisting of quantitative analysis and rigorous fundamental research. Elements in determining attractive investment opportunities include earnings acceleration, strong sales growth, strong cash flows, low price-earnings to growth rate and low relative valuation compared to the overall market, historical levels or peer group. In addition, the Adviser searches for companies with financial strength, strong shareholder oriented managements and industry leadership positions.

INCOME FUND

The Fund consists of Treasury Securities and non-mortgage backed Agency Securities. The Adviser invests within these securities by setting an average duration target based upon the Adviser’s interest rate outlook from time to time. In constructing a portfolio with a targeted average duration, the Adviser generally uses ongoing relative value analysis to compare current yield differences in securities to their historical and expected yield differences. The Fund has no set duration parameters regarding these securities.

MONEY MARKET FUND

The Fund’s investments are governed by Rule 2a-7 (the “Rule”) of the Investment Company Act of 1940. As such, the Fund may only invest in those U.S. government securities which are denominated in U.S. dollars, are appropriate to the objective of maintaining a stable net asset value, present minimal credit risks, are diversified at the time of acquisition, when taken together with all other holdings of the Fund, according to the limits of the Rule, and are Eligible Securities. Eligible Securities under the Rule are generally securities rated within the two highest ratings categories from nationally recognized statistical ratings organizations (or comparable unrated securities) with remaining maturities of 397 days or less as determined by the Rule. The Adviser will increase or decrease the average weighted portfolio maturity of the Fund in response to the Adviser’s perceptions regarding current economic and market conditions.

PRINCIPAL SECURITIES IN WHICH
THE FUNDS INVEST
EQUITY SECURITIES

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Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value generally increases directly with the value of the issuer’s business. The following describes the types of equity securities in which certain of the Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed income securities are generally subject to bond market risks and credit risks.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which certain of the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (an agency). The United States Treasury supports some agencies with its full, faith and credit. Other agencies receive support through federal subsidies, loans or other benefits. A few agencies have no explicit financial support from the United States Treasury, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

A Fund treats mortgage backed securities guaranteed by agencies as agency securities. Although an agency guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the underlying equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

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Each of the Funds (except the Money Market Fund) may invest in foreign securities. The Large Company Fund, Balanced Fund and Income Fund each may only invest up to 15%, 20% and 35%, respectively, of their total assets in such securities.

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Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depository Receipts

Depository receipts represent interests in underlying securities issued by a foreign company. Depository receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depository Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreignbased companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs), are traded globally or outside the United States. Depository receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

The Funds’ custodian will take possession of the securities subject to repurchase agreements. The investment adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

TEMPORARY DEFENSIVE INVESTMENTS

To minimize potential losses and maintain liquidity necessary to meet shareholder redemptions during adverse market conditions, each of the Funds (except the Money Market Fund) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (e.g. commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forgo greater investment returns for the safety of principal and fail to meet its investment objective.

INVESTMENT RATINGS

The Funds (other than the Money Market Fund) may invest in securities rated investment grade. The investment adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser’s credit assessment of the security is comparable to investment grade.

Some securities in which the Funds (other than Money Market Fund) invest will be rated in the lowest investment grade category (BBB). Securities rated BBB by Standard and Poor’s have speculative characteristics. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated securities. If a security is downgraded, the investment adviser will re-evaluate the security and determine whether or not the security remains an acceptable investment.

The securities in which the Money Market Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

POR TFOLIO TURNOVER

Each Fund does not intend to invest for the purpose of seeking short-term profits. Securities of each Fund (except Money Market Fund) will be sold without regard to the length of time they have been held when the Funds’ investment adviser believes it is appropriate to do so in light of a Fund’s investment objective. A higher portfolio turnover rate involves greater transaction expenses which must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to that Fund’s shareholders, are taxable to them.

PRINCIPAL RISKS OF INVESTING IN
THE FUNDS
STOCK MARKET RISKS

  The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.
  The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

BOND MARKET RISKS

  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

CURRENCY RISKS

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
  The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect a Fund’s investments.
  Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies, and the information that is available may be difficult to obtain or may not be current. In addition, foreign countries may lack financial controls and reporting standards, or regulaory requirements, comparable to those applicable to U.S. companies.
  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.
  Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser’s credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market condiions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the Public Offering Price). There is no sales charge when you purchase Shares of the Money Market Fund.

NAV for each of the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV for the Money Market Fund is expectd to be $1.00 per Share.

The value of Fund Shares (except Money Market Fund) is generally determined based upon the market value of portfolio securities (less that Fund’s liabilities). However, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

The value of the Money Market Fund’s Shares is determined by amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

  The required minimum initial investment for Fund Shares is $1,000.
  The required subsequent investment amount is $100.
  The required minimum initial investment for retirement investments is $500.

All minimum amounts may be waived for employees of The Provident Bank and the distributor.

The following tables summarize the maximum sales charges, if any, that you will pay on an investment in a Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE
INVESTOR A SHARES

Investor A Shares of all Funds are sold at their NAV next determined after an order is received in proper form (as described in this prospectus) plus a sales charge (except the Money Market Fund, which does not have a sales charge) as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	1.50%	1.52%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charges;
  combining concurrent purchases of Shares made by you, your spouse, or your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Funds for an application and more information).

The sales charge will be eliminated when you purchase Shares:

  within 30 days of redeeming Shares of an equal or lesser amount (other than Shares of the Money Market Fund);
  by exchanging Shares from the same share class of another Riverfront Fund (other than the Money Market Fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  personal trust, employee benefit, agency and custodial (other than IRA) clients of Provident;
  through investment professionals that receive no portion of the sales charge; or
  as a Trustee, officer or employee of The Riverfront Funds, the investment adviser, the Distributor, and their affiliates, and the immediate family members of these individuals.

If your purchase qualifies, you or your investment professional must notify the Funds’ Distributor at the time of purchase to reduce or eliminate the sales charge. If the Distributor is not notified, you will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM INVESTOR B SHARES

Your redemption proceeds may be reduced by a sales charge commonly referred to as a contingent deferred sales charge (CDSC). Investor B Shares are not offered by the Money Market Fund.

Shares Held Up to:	CDSC	Shares Held Up to:	CDSC
1 year	4.00%	5 years	2.00%
2 years	4.00%	6 years	1.00%
3 years	4.00%	7 years or more	0.00%
4 years	3.00%

Investor B Shares will convert to Investor A Shares approximately eight years after purchase.

You will not be charged a CDSC when Redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 30 days of redeeming Shares of an equal or lesser amount (other than the Money Market Fund);
  that you exchanged into the same share class of another Riverfront Fund where the Shares were held for the applicable CDSC holding period (other than the Money Market Fund);
  purchased through investment professionals that did not receive advanced sales payments; or
  if, after you purchased Shares, you became disabled as defined by the IRS.

If your redemption qualifies, you or your investment professional must notify the distributor at the time of redemption to eliminate the CDSC. If the distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares that are not subject to a CDSC;
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Riverfront Funds (other than the Money Market Fund) that have been exchanged for Shares of this Fund); and
  then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

Orders for $250,000 or more will be invested in Investor A Shares instead of Investor B Shares to maximize return and minimize sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HOW ARE THE FUNDS SOLD?

The Funds offer two share classes: Investor A Shares and Investor B Shares, each representing interests in a single portfolio of securities. The Money Market Fund does not offer Investor B Shares.

The Funds’ Distributor, Edgewood Services, Inc. (Distributor) markets the Shares described in this prospectus to institutions and individuals, directly or through investment professionals, including customers of Provident. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

R ULE 12B-1 PLANS

The Funds have adopted Rule 12b-1 Plans, which allow them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Investor A and Investor B Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Distributor will not make payment of 12b-1 Fees in amounts less than $10.

HOW DO I PURCHASE SHARES?

Shares of each Fund may be purchased through an investment professional or directly from the Funds.

The Funds reserve the right to reject any request to purchase Shares.

THR OUGH AN INVESTMENT PR OFESSIONAL

  Establish an account with the investment professional; and
  For all Funds except the Money Market Fund, submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment by 3:00 p.m. (Eastern time) within three business days following the order. You will become the owner of Shares and receive dividends when the Fund receives your payment.
  For the Money Market Fund submit your purchase order to the investment professional before 12:00 noon (Eastern time). You will receive that day’s dividend if the investment professional forwards the order to the Fund before 12:00 noon (Eastern time) and the Fund receives payment by 4:00 p.m. (Eastern time). Orders and/or payments received after these times will entitle you to the next day’s dividend. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment Professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FR OM THE FUNDS

To establish your account with a Fund:

  Submit a completed account application; and
  Send your payment to the Fund by Federal Reserve wire or by check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

After establishing an account, you may place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

B Y W I R E

You or your investment professional must telephone Provident at 1-800-424-2295 and provide the following information:

  The name of the Fund in which you wish to invest;
  your name, address, telephone number and tax identification number;
  the dollar amount of the wire;
  the name of the institution wiring the funds.

Provident will provide you with a Fund account number.

Then, send your wire to:

The Provident Bank
Cincinnati, OH
ABA: 042000424
Mutual Fund Services
Account 0895-261
For Further Credit to: (Fund Name) of The Riverfront Funds
Fund Account Number
Account Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to the appropriate Fund and mail it together with a completed account application to:

The Riverfront Funds
c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

If you have already established an account with the Funds you do not need to mail an account application but must note your account number on the check.

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

The Provident Bank
Shareholder Services MS 668-D
309 Vine Street
Cincinnati, OH 45202

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally made payable to someone other than you or the Fund). For the Money Market Fund, orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Shares of the Funds may be purchased through electronic funds transfer (EFT). See your account application for details.

PURCHASES THR OUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Riverfront Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Shares purchased by check are eligible for exchange after 15 days.

SYSTEMATIC INVESTMENT PLAN

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Plan section of your account registration or by contacting the Funds or your investment professional. Once proper authorization is given, your bank account will be debited on the date specified to purchase shares of a Fund. The sales charge will be waived for investments made under this Plan.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as IRAs). For more information, call the Funds at 1-800-424-2295 or your investment professional or write the Funds at:

Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee and termination fee.

HOW DO I REDEEM SHARES?

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, less any applicable CDSC. Shares may be redeemed directly from the Funds by mail or by telephone or through an investment professional.

BY MAIL

Send your written redemption request including your name, the Fund’s name, your account number and the Share or dollar amount requested to:

The Riverfront Funds
c/o The Provident Bank
Mutual Fund Services
P.O. Box 14967
Cincinnati, OH 45250-0967

BY TELEPHONE

If you have completed the proper authorization form on your account application you may also redeem Shares by calling the Funds at 1-800-424-2295. The dollar amount of the telephone redemption may not exceed $50,000.

Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Redemptions by telephone will only be permitted if the address and bank account of record have been the same for at least 30 days.

If your account is through an investment professional, contact your investment professional for instructions on how to redeem shares.

SIGNATURE GUARANTEES

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund (or to an address of record which has been changed within the last 30 days); or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PR OCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities subject to certain limitations.

AUTOMATIC WITHDRAWAL PLAN

The Automatic Withdrawal Plan allows you to automatically redeem Shares monthly or quarterly if your account has a value of at least $10,000 in Investor A Shares or Investor B Shares. Each redemption must be at least $100 and no more than:

  1.5% per month or 4.5% per quarter of the total net asset value of the Fund’s Investor A Shares in the account when the Plan is opened; or
  0.833% per month or 2.5% per quarter of the total net asset value of the Fund’s Investor B Shares in the account when the Plan is opened, as applicable.

This program may reduce, and eventually deplete, your account and payments should not be considered yield or income.

Due to the fact that Investor A Shares are sold with an initial sales charge, it is not advisable for you to purchase Investor A Shares while participating in this Plan. The CDSC will be waived on automatic redemptions of Investor B Shares.

CHECKWRITING

If requested on your account application, and if you have your account directly with the Funds through the Distributor (not through an investment professional), the Money Market Fund will establish a checking account for you with Provident free of charge. Checks may be drawn for $250 or more payable to anyone. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using a check.

HOW DO I EXCHANGE SHARES?

You may exchange Shares of a Fund (other than Shares of the Money Market Fund) for Shares of the same class of another Fund at NAV and without a sales charge, provided you meet the $1,000 minimum investment requirement.

To exchange Shares call the Funds at 1-800-424-2295 or write the Funds at:

The Riverfront Funds
c/o The Provident Bank
Mutual Funds Services
P.O. Box 14967
Cincinnati, OH 45250-0967

An exchange is treated as a redemption and subsequent purchase, and is therefore a taxable transaction. An exchange must comply with the requirements for a redemption, including signature guarantees where appropriate, and must specify the dollar value or number of Shares to be exchanged.

Your telephone instructions may be recorded. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Exchanges of Investor B Shares of a Fund for Shares of the Money Market Fund are not permitted.

The Funds may modify or terminate the exchange privilege at any time. Shareholders will be given 60 days’ notice of the modification or termination of the exchange privilege.

Excessive trading may be detrimental to a Fund and other shareholders; as such, exchanges are limited to five per year or three per calendar quarter.

ACCOUNT AND SHARE INFORMATION
CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions (except redemptions effected by checkwriting) and exchanges, including systematic transactions. In addition, you will receive periodic statements reporting all account activity, dividends and capital gains paid.

SHARE CERTIFICATES

The Funds do not issue share certificates.

DIVIDENDS AND CAPITAL GAINS

The Money Market Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire you begin earning dividends on the day your wire is received, provided you have notified the Fund prior to 12:00 noon (Eastern time). If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Small Company Fund declares and pays any dividends semi-annually. The remaining Funds declare and pay dividends monthly. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $500. Before an account is closed, the shareholder will be notified and allowed 45 days to purchase additional Shares to increase the balance over $500.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending on the length of time the Fund holds its assets.

Fund distributions for the Large Company Fund and Small Company Fund are expected to be primarily capital gains. Fund distributions for the Balanced Fund and Income Equity Fund are expected to be both dividends and capital gains. Fund distributions for the Income Fund and Money Market Fund are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

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The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser, Provident Investment Advisors, Inc. (“Provident”). Provident manages the Funds’ assets, including buying and selling portfolio securities. Provident’s address is One East Fourth Street, Cincinnati, Ohio 45202.

The investment adviser is an investment adviser registered under the Investment Advisers Act of 1940 and is a subsidiary of Provident Financial Group, Inc., a bank holding company located in Cincinnati, OH with approximately $10.1 billion in consolidated assets as of December 31, 1999. The investment adviser, or its affiliate The Provident Bank, has provided investment advisory services to individual and corporate trust accounts since 1902.

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The investment adviser manages the Funds by an investment team approach.

For its services under an Advisory Contract, the investment adviser receives an advisory fee from each Fund payable annually in accordance with the following schedule:

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Fund Name	Percentage of Average Net Assets	Fund Name	Percentage of Average Net Assets
Large Company Fund	0.80%	Income Equity Fund	0.85%
Balanced Fund	0.80%	Income Fund	0.40%
Small Company Fund	0.80%	Money Market Fund	0.15%

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report which is available upon request free of charge.

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LARGE COMPANY SELECT FUND

					From January 2,
		Year Ended December 31,			1997 through
	1999		1998		December 31, 1997(a)
	Investor	Investor	Investor	Investor	Investor	Investor
	A	B	A	B	A	B
Net Asset Value, Beginning of Period	$13.89	$13.69	$11.34	$11.28	$10.00	$10.00
Income from Investment Operations
Net investment income	(0.10)	(0.18)	(0.05)	(0.10)	(0.00)	(0.04)
Net realized and unrealized gains (losses) on investments	4.76	4.63	4.47	4.38	2.77	2.72

Total from Investment Operations	4.66	4.45	4.42	4.28	2.77	2.68

Less Distributions
Net realized gains	(0.96)	(0.96)	(1.87)	(1.87)	(1.40)	(1.40)
Tax return of capital	—	—	—	—	(0.03)	—

Total Distributions	(0.96)	(0.96)	(1.87)	(1.87)	(1.43)	(1.40)

Net Asset Value, End of Period	$17.59	$17.18	$13.89	$13.69	$11.34	$11.28

Total Return (excludes sales/ redemption charge)	33.57%	32.52%	39.03%	38.00%	27.93%(b)	26.97%(b)
Ratios to Average Net Assets:
Expenses	1.51%	2.26%	1.66%	2.41%	1.69%(c)	2.47%(c)
Net investment loss	(0.75)%	(1.50)%	(0.48)%	(1.28)%	0.00%(c)	(1.10)%(c)
Supplementary Data:
Net Assets, end of period (000 omitted)	$81,318	$25,793	$50,801	$9,416	$33,614	$2,464
Portfolio Turnover(d)	35%	35%	69%	69%	39%	39%
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

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BALANCED FUND

										January 17,
										1995 to
				Years Ended December 31,						December 31,
	1999		1998		1997		1996		1995	1995(a)
	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor
	A	B	A	B	A	B	A	B	A	B
Net Asset Value, Beginning of Period	$ 13.04	$13.56	$12.30	$12.71	$11.69	$12.04	$11.36	$11.70	$ 9.79	$10.00
Income from Investment Operations
Net investment income	0.18	0.07	0.23	0.11	0.23	0.12	0.31	0.26	0.35	0.25
Net realized and unrealized gains on investments	1.51	1.56	2.84	2.95	1.71	1.77	0.33	0.34	1.66	1.79

Total from investment operations	1.69	1.63	3.07	3.06	1.94	1.89	0.64	0.60	2.01	2.04

Less Distributions
Net investment income	(0.18)	(0.07)	(0.23)	(0.11)	(0.23)	(0.12)	(0.31)	(0.26)	(0.34)	(0.24)
In excess of net
investment income	—	—	(2.10)	(2.10)	(1.10)	(1.10)	—	—	(0.10)	(0.10)
Net realized gains	(1.15)	(1.15)	—	—	—	—	—	—	—	—

Total distributions	(1.33)	(1.22)	(2.33)	(2.21)	(1.33)	(1.22)	(0.31)	(0.26)	(0.44)	(0.34)

Net Asset Value, End of Period	$ 13.40	$13.97	$13.04	$13.56	$12.30	$12.71	$11.69	$12.04	$11.36	$11.70

Total Return (excludes sales/redemption charge)	13.15%	12.10%	25.29%	24.34%	16.77%	15.82%	5.76%	5.27%	20.83%	20.53%(b)
Ratios to Average Net Assets:
Expenses	1.61%	2.42%	1.69%	2.50%	1.86%	2.72%	1.70%	2.54%	1.28%	2.04%(c)
Net investment income	1.32%	0.52%	1.65%	0.84%	1.80%	0.93%	2.87%	2.03%	3.48%	2.69%(c)
Expenses (before waivers)*	1.77%	2.52%	1.85%	2.60%	2.07%	2.82%	1.94%	2.68%	1.67%	2.84%(c)
Net investment income (before waivers)*	1.15%	0.42%	1.49%	0.74%	1.59%	0.83%	2.63%	1.89%	3.09%	1.89%(c)
Supplemental Data:
Net Assets, end of period (000 omitted)	$12,962	$17,167	$11,247	$13,895	$9,563	$11,483	$10,786	$10,008	$9,427	$5,030
Portfolio Turnover(d)	51%	51%	118%	118%	102%	102%	98%	98%	13%	13%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

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SMALL COMPANY SELECT FUND

									October 1, 1995		Year Ended
	Years Ended December 31,								to December 31,		September 30,
	1999		1998		1997		1996			1995(b)	1995(f)
	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor
	A	B	A	B	A	B	A	B	A	B(a)
Net Asset Value, Beginning of Period	$ 7.89	$ 8.14	$ 9.17	$ 9.49	$ 9.43	$ 9.77	$ 9.50	$9.91	$10.00	$10.00	$ 8.25
Income from Investment Operations:
Net investment (loss)	(0.14)	(0.20)	(0.09)	(0.15)	(0.04)	(0.08)	(0.14)	(0.15)	(0.01)	(0.01)	(0.07)
Net realized and unrealized gains (losses) on investment	3.85	3.94	(0.01)	(0.02)	1.75	1.77	1.10	1.04	(0.12)	(0.08)	2.14

Total from investment operations	3.71	3.74	(0.10)	(0.17)	1.71	1.69	0.96	0.89	(0.13)	(0.09)	2.07

Less Distributions
Net realized gains	(0.16)	(0.16)	—	—	—	—	—	—	—	—	—
In excess of net investment income	—	—	(1.18)	(1.18)	(1.97)	(1.97)	(1.03)	(1.03)	(0.37)	—	(0.32)

Total distributions	(0.16)	(0.16)	(1.18)	(1.18)	(1.97)	(1.97)	(1.03)	(1.03)	(0.37)	—	(0.32)

Net Asset Value, End of Period	$11.44	$11.72	$7.89	$ 8.14	$ 9.17	$ 9.49	$ 9.43	$9.77	$9.50	$9.91	$10.00
Total Return (excludes sales/redemption charge)	47.08%	46.01%	(2.26)%	(2.96)%	18.79%	17.86%	10.17%	9.05%	(1.20)%(c)	(.90)%(c)	25.12%
Ratios to Average Net Assets:
Expenses	1.96%	2.71%	1.97%	2.72%	2.11%	2.86%	1.91%	2.64%	1.76%(d)	2.30%(d)	2.61%
Net investment (loss)	(1.62)%	(2.37)%	(1.08)%	(1.88)%	(0.43)%	(1.20)%	(1.25)%	(2.01)%	(0.49)%(d)	(1.69)%(d)	(0.73)%
Expenses (before waivers)*	1.96%	2.71%	1.97%	2.72%	2.11%	2.86%	1.91%	2.64%	1.77%(d)	2.39%(d)	2.61%
Net investment income(loss) (before waivers)*	(1.62)%	(2.37)%	(1.08)%	(1.88)%	(0.43)%	(1.20)%	(1.25)%	(2.01)%	(0.50)%(d)	(1.78)%(d)	(0.73)%
Supplemental Data:
Net Assets, end of period (000 omitted)	$23,633	$1,931	$19,826	$1,455	$24,312	$1,265	$31,227	$687	$40,995	$72	$44,500
Portfolio Turnover(e)	65%	65%	114%	114%	67%	67%	162%	162%	46%	46%	197%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) As of September 30, 1995, the Small Company Select Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Small Company Select Fund on September 30, 1995 from $17.34 to $10.00.

(c) Not annualized.

(d) Annualized.

(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(f) Audited by other auditors.

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INCOME EQUITY FUND	Years Ended December 31,									January 17, 1995 to December 31, 1995(a)

	1999		1998		1997		1996		1995
	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor	Investor
	A	B	A	B	A	B	A	B	A	B
Net Asset Value
Beginning of Period	$10.47	$10.76	$11.68	$11.98	$11.92	$12.16	$11.70	$11.85	$10.15	$10.00

Income from Investment OperationsNet investment income	0.03	(0.07)	0.12	0.03	0.16	0.06	0.21	0.12	0.27	0.13
Net realized and unrealized gains (losses) on investments	0.75	0.79	0.25	0.25	3.11	3.17	2.12	2.21	2.89	2.78

Total from Investment Operations	0.78	0.72	0.37	0.28	3.27	3.23	2.33	2.33	3.16	2.91
Less Distributions
Net investment income	(0.00)(e)	—	(0.12)	(0.04)	(0.16)	(0.06)	(0.21)	(0.12)	(0.27)	(0.13)
In excess of net investment income	—	—	(1.46)	(1.46)	(3.35)	(3.35)	(1.90)	(1.90)	(1.34)	(0.93)
Tax return of capital	(0.03)	(0.01)	—	—	—	—	—	—	—	—

Total distributions	(0.03)	(0.01)	(1.58)	(1.50)	(3.51)	(3.41)	(2.11)	(2.02)	(1.61)	(1.06)

Net Asset Value, End of Period	$11.22	$11.47	$10.47	$10.76	$11.68	$11.98	$11.92	$12.16	$11.70	$11.85

Total Return (excludes sales/redemption charge)		6.65%	3.37%	2.51%	28.20%	27.19%	19.88%	19.67%	31.45%	29.28%(d)
Ratios to Average Net Assets:
Expenses		2.63%	1.76%	2.54%	1.75%	2.55%	1.76%	2.48%	1.49%	2.46%(b)
Net investment income	0.22%	(0.50)%	1.03%	0.25%	1.21%	0.40%	1.62%	0.88%	2.27%	1.12%(b)
Expenses (before waivers)*	1.87%	2.63%	1.79%	2.54%	1.80%	2.55%	1.85%	2.54%	1.74%	2.51%(b)
Net investment income (before waivers)*	0.19%	(0.50)%	1.00%	0.25%	1.16%	0.40%	1.53%	0.82%	2.02%	1.07%
Supplementary Data:
Net Assets, at end of period (000)	$26,075	$11,574	$77,144	$16,563	$83,841	$17,563	$73,368	$7,632	$60,845	$2,833
Portfolio Turnover(c)	128%	128%	129%	129%	157%	157%	166%	166%	180%	180%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

(e) Actual Amount $(0.0038).

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U.S. GOVERNMENT INCOME FUND
										January 17, 1995 to
	Years Ended December 31,									December 31,
	1999		1998		1997		1996		1995	1995(a)
	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B	Investor A	Investor B
Net Asset Value,
Beginning of Period	$ 9.65	$10.93	$9.48	$10.68	$9.43	$10.64	$9.71	$10.95	$8.92	$10.00

Income from Investment
Operations:
Net investment income	0.48	0.45	0.47	0.44	0.49	0.48	0.52	0.49	0.54	0.43
Net realized and
unrealized gains
(losses) on investments	(0.62)	(0.69)	0.17	0.19	0.14	0.14	(0.29)	(0.31)	0.79	0.94

Total from Investment
Operations	(0.14)	(0.24)	0.64	0.63	0.63	0.62	0.23	0.18	1.33	1.37

Less Distributions:
Net investment income	(0.49)	(0.41)	(0.47)	(0.38)	(0.50)	(0.49)	(0.51)	(0.49)	(0.54)	(0.42)
In excess of net
investment income	—	—	—	—	(0.08)	(0.09)	—	—	—	—

Total Distributions	(0.49)	(0.41)	(0.47)	(0.38)	(0.58)	(0.58)	(0.51)	(0.49)	(0.54)	(0.42)

Net Asset Value,
End of Period	$ 9.02	$10.28	$9.65	$10.93	$9.48	$10.68	$9.43	$10.64	$9.71	$10.95

Total Return (excludes sales/
redemption charge)	(1.43)%	(2.25)%	6.95%	6.03%	6.94%	6.07%	2.51%	1.72%	15.22%	13.96%(d)
Ratios to Average Net Assets:
Expenses	1.08%	1.89%	1.12%	1.93%	1.14%	1.95%	1.11%	1.96%	1.09%	1.90%(b)
Net investment income	5.18%	4.40%	4.90%	4.09%	5.40%	4.56%	5.45%	4.59%	5.74%	4.80%(b)
Expenses (before waivers)*	1.14%	1.89%	1.18%	1.93%	1.20%	1.95%	1.20%	1.96%	1.18%	1.90%(b)
Net investment income
(before waivers)*	5.12%	4.40%	4.84%	4.09%	5.34%	4.56%	5.36%	4.59%	5.65%	4.80%(b)
Supplemental Data:
Net Assets, end of period
(000 omitted)	$36,720	$1,554	$43,411	$1,294	$49,017	$1,309	$33,694	$1,296	$36,538	$1,263
Portfolio Turnover(c)	74%	74%	109%	109%	71%	71%	53%	53%	75%	75%

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

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U.S.GOVERNMENT SECURITIES MONEY MARKET FUND (INVESTOR A SHARES ONLY)

	Years Ended December 31,
	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:
Net investment income	0.045	0.048	0.049	0.046	0.050

Less Distributions
Net investment income	(0.045)	(0.048)	(0.049)	(0.046)	(0.050)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	4.61%	4.93%	5.02%	4.89%	5.52%
Ratios to Average Net Assets:
Expenses	0.58%	0.66%	0.64%	0.59%	0.58%
Net investment income	4.53%	4.82%	4.90%	4.78%	5.34%
Expenses (before waivers)*	0.73%	0.81%	0.79%	0.84%	0.83%
Net investment income (before waivers)*	4.38%	4.67%	4.75%	4.53%	5.09%
Supplemental Data:
Net Assets, end of year (000 omitted)	$194,528	$188,847	$142,569	$181,017	$157,495

* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursement had not occurred, the ratios would have been as indicated.

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THE RIVERFR ONT LARGE COMPANY

SELECT FUND

THE RIVERFR ONT BALANCED FUND

THE RIVERFR ONT SMALL COMPANY

SELECT FUND

THE RIVERFR ONT INCOME EQUITY FUND

THE RIVERFR ONT U.S. GOVERNMENT

INCOME FUND

Investor A Shares and Investor B Shares

THE RIVERFR ONT U.S. GOVERNMENT

SECURITIES MONEY MARKET FUND

Investor A Shares

Portfolios of The Riverfront Funds

A Statement of Additional Information (SAI) dated April 30, 2000 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is available in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report’s Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAI, Annual and Semi-Annual Reports and other information without charge call 1-800-424-2295.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet Site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


SEC File No. 811-6082

[Graphic Repressention Omitted - See Appendix]


INVESTMENT ADVISER	DISTRIBUTOR
The Provident Investment Advisors,Inc.	Edgewood Services,Inc.
One East Fourth Street,318D	5800 Corporate Drive
Cincinnati,Ohio 45202	Pittsburgh,PA 15237-5829


FOR ADDITIONAL INFORMATION CALL:

Mutual Fund Services

1-800-424-2295

G02567-01 (4/00)
768709602	768709800	768709107	768709305
768709701	768709842	768709867	768709875
768709404	768709834	768709859

                              THE RIVERFRONT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2000

                    THE RIVERFRONT LARGE COMPANY SELECT FUND

                          THE RIVERFRONT BALANCED FUND

                    THE RIVERFRONT SMALL COMPANY SELECT FUND

                        THE RIVERFRONT INCOME EQUITY FUND

                      THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

                                INVESTOR A SHARES

                                INVESTOR B SHARES

              THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                                INVESTOR A SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Funds, dated April 30, 2000. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or the Annual Report without charge by calling 1-800-424-2295.

HOW ARE THE FUNDS ORGANIZED?

The Riverfront Funds (the Trust) is a diversified open-end, management investment company that was originally established under the laws of the State of Maryland on March 27, 1990. On December 29, 1998, The Riverfront Funds, Inc.,
a Maryland corporation, changed its form of organization by completing a reorganization with The Riverfront Funds, an Ohio business trust, organized on
October 6, 1996 for such a purpose.

The Funds are diversified portfolios of the Trust. The Trust may offer separate series of shares representing interests in separate portfolios of securities.
The Board of Trustees (the Board) has established two classes of Shares of each
Fund (except Money Market Fund), known as Investor A Shares and Investor B
Shares (Shares). The Money Market Fund does not offer Investor B Shares. This
SAI relates to both classes of Shares.

As of September 30, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with MIM Mutual Funds, Inc. ("MIM"): (a) the Money Market Fund
acquired all of the assets and liabilities of the MIM Money Market Fund; (b) the
Income Equity Fund acquired all of the assets and liabilities of the MIM Bond
Income Fund, the MIM Stock Income Fund and the AFA Equity Income Fund; and (c)
the Small Company Fund (at that time named the Stock Appreciation Fund) acquired all of the assets and liabilities of the MIM Stock Growth Fund and the MIM Stock
Appreciation Fund (collectively, the "Reorganization"). In exchange for such assets and liabilities, the respective Fund issued a number of its Investor A
Shares equal in value to the net assets of the corresponding MIM Fund acquired in the Reorganization. For accounting and performance purposes, the MIM Stock
Appreciation Fund is considered to be the predecessor of the Small Company Fund;
therefore, performance and financial information of the Small Company Fund prior to September 30, 1995, relates to the operations of the MIM Stock Appreciation
Fund prior to the Reorganization.

SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a:

P = PRINCIPAL investment of a Fund; (shaded in chart)

A = ACCEPTABLE (but not principal) investment of a Fund; or

N = NOT AN ACCEPTABLE investment of a Fund.

----------------------------------------------------------------------------------------
SECURITIES                      LARGE     BALANCED SMALL    INCOME   INCOME    MONEY
                                COMPANY     FUND   COMPANY  EQUITY     FUND    MARKET

                                  FUND               FUND     FUND               FUND

--------------------------------
----------------------------------------------------------------------------------------
EQUITY SECURITIES6                  P        P        P        P         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   COMMON STOCKS                    P        P        P            P     N        N
--------------------------------          ------------------         -------------------
----------------------------------------------------------------------------------------
   PREFERRED STOCKS                 P        A        N        P         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT           A        A        A        A         N        N
   TRUSTS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   WARRANTS8                        A        A        A        A         N        N
--------------------------------
----------------------------------------------------------------------------------------
FIXED INCOME SECURITIES             A        P        A        A         P        P
--------------------------------          ---------                  ----------
------------------------------------------         ------------------          ---------
   TREASURY SECURITIES              A        A        A        A         A        P
---------------------------------------------------------------------          ---------
----------------------------------------------------------------------------------------
   AGENCY SECURITIES                A        A        A        A         P        P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   CORPORATE DEBT SECURITIES1       A        A        A        A         P        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      COMMERCIAL PAPER2             A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      DEMAND INSTRUMENTS2           A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   NON-INVESTMENT GRADE             A        N        N        A         N        N
SECURITIES7

---------------------------------------------------------------------          ---------
----------------------------------------------------------------------------------------
   MORTGAGE BACKED SECURITIES5      N        A        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
      CMOS5                         N        A        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   ASSET BACKED SECURITIES5         N        A        N        N         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   BANK INSTRUMENTS4                A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   CREDIT ENHANCEMENT6              N        N        N        N         A        N
------------------------------------------         -------------------------------------
----------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES              A        P        N        A         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FOREIGN SECURITIES,9,10             A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   DEPOSITORY RECEIPTS9,10          A        A        A        A         N        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT               N        A        N        N         A        N
SECURITIES5

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   FUTURES CONTRACTS                A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   OPTIONS                          A        A        A        A         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS3           A        A        A        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   REVERSE REPURCHASE               A        A        A        A         A        N
   AGREEMENTS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   WHEN ISSUED TRANSACTIONS         A        A        N        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     TO BE ANNOUNCED SECURITIES     A        A        N        A         A        A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     DOLLAR ROLLS                   N        N        N        N         A        N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   SECURITIES LENDING               A        A        N        A         A        A
----------------------------------------------------------------------------------------
    SECURITIES OF OTHER             A        A        A        A         A        N
    INVESTMENT COMPANIES

----------------------------------------------------------------------------------------

1  Each Fund (except the Balanced Fund) may invest up to 35% of its total assets in such securities with remaining maturities of one year or less and rated in one of the three highest rating categories by an NRSRO, or if unrated, determined to be of comparable quality by the adviser except that with respect to the Money Market Fund, such securities will have or be deemed to have remaining maturities of thirteen months or less and will be rated in one of the two highest rating categories by an NRSRO or, if unrated, are determined to be of comparable quality by the adviser. The Balanced Fund may invest up to 25% of its total assets in such securities and in high grade corporate debt securities rated at the time of purchase in one of the four highest rating categories assigned by an appropriate NRSRO, or if unrated, are determined to be of comparable quality by the adviser.

2  Each Fund (except the Money Market Fund) may invest up to 35% of its total assets in such securities rated in the highest rating category by an NRSRO or, if unrated, determined to be of comparable quality by the adviser. The
   Money Market Fund is not subject to these limitations.

3    Each Fund may invest up to 35% of its total assets in such securities.  The
     Money Market Fund is not subject to these limitations.

4  Each Fund may invest up to 35% of its total assets in bankers' acceptances which are guaranteed by U.S. commercial banks having total assets at the time of purchase in excess of $1.5 billion and in certificates of deposit of domestic and foreign branches of U.S. banks which are members of the Federal
   Reserve System or the Federal Deposit Insurance Corporation and have total assets at the time of purchase in excess of $1.5 billion.

5  The Income Fund may invest up to 35% of its total assets in such securities which are rated no lower than one of the three highest rating categories by an NRSRO, or, if unrated, are determined to be of comparable quality by the adviser.

6  The Income Equity Fund may invest in such securities which are rated in one of the four highest rating categories by an NRSRO, or, if unrated, are determined to be of comparable quality by the adviser.

7  The Income Equity Fund and Large Company Fund may invest in such securities rated no lower than B by an NRSRO or in unrated securities which are deemed by the adviser or sub-adviser to be of comparable quality. Each Fund expects to invest less than 5% of its total assets in such securities.

8    The Small  Company  Fund may not  invest  more than 5% of its net assets in such securities.

9  The Large Company Fund expects to invest less than 15% of its total assets in such securities.

10   The  Balanced  Fund  may  invest  up to 20% of its  total  assets  in  such securities.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.

    COMMON STOCKS

    Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) on or before a specified future date
    (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified period of time.
Fixed income securities provide more regular income than equity securities.
However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

    TREASURY SECURITIES

    Treasury securities are direct obligations of the federal government of the
    United States. Treasury securities are generally regarded as having the lowest credit risks.

    AGENCY SECURITIES

    Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
    United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
    GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

    A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

    Corporate debt securities are fixed income securities issued by businesses.
    Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
    securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

       COMMERCIAL PAPER

       Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

       DEMAND INSTRUMENTS

       Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund may be able to treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

    MORTGAGE BACKED SECURITIES

    Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

    Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

       COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

       CMOs, including interests in real estate mortgage investment conduits
       (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.

       SEQUENTIAL CMOS

       In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

       PACS, TACS AND COMPANION CLASSES

       More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition,
       PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

       IOS AND POS

       CMOs may allocate interest payments to one class (Interest Only or IOs)
       and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

       Z CLASSES AND RESIDUAL CLASSES

       CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

       The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    ASSET BACKED SECURITIES

    Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like IOs and POs.

    BANK INSTRUMENTS

     Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments include bank accounts,  time deposits,  certificates of deposit and  banker's  acceptances.  Yankee  instruments  are  denominated  in U.S.
     dollars  and  issued  by  U.S.   branches  of  foreign  banks.   Eurodollar
     instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

    CREDIT ENHANCEMENT

    Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer.
    Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

    Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A
Fund considers an issuer to be based outside the United States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o  it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

    DEPOSITARY RECEIPTS

    Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American
    Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

    FOREIGN GOVERNMENT SECURITIES

    Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
    International Bank for Reconstruction and Development (the World Bank), the
    Asian Development Bank, the European Investment Bank and the Inter-American
    Development Bank.

    Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
    Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the
Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

    Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
    Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

    Each of the Funds (except the Money Market Fund) may buy or sell financial futures contracts.

    The Income Equity Fund and the Large Company Fund may buy or sell equity index futures contracts.

    The Income Fund may buy or sell interest rate futures contracts.

    OPTIONS

    Options are rights to buy or sell an underlying asset for a specified price
    (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    Each Fund (except the Money Market Fund) may:

o    Buy call options on securities  indices in  anticipation  of an increase in the value of the underlying asset;

o     Buy put options on securities indices in anticipation of a decrease in the value of the underlying asset; and

o Buy or write options to close out existing options positions.

    The Funds may also write call options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the
    Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

    The Funds may also write put options on securities or on futures contracts regarding securities in which a Fund may invest to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

    When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

    Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
    Adviser.

    The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to credit risks.

    REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    DELAYED DELIVERY TRANSACTIONS

    Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time beyond the normal settlement date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the
    Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the
    Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

       TO BE ANNOUNCED SECURITIES (TBAS)

       As with other delayed delivery transactions, a seller agrees to issue a
       TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security.
       TBA mortgage backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund.

       DOLLAR ROLLS

       Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities.
       Dollar rolls are subject to market risks and credit risks.

    SECURITIES LENDING

    The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

    The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

    Loans are subject to termination at the option of the Fund or the borrower.
    The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
    The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to market risks and credit risks.

    ASSET COVERAGE

    In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds a Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the
    Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

    SECURITIES OF OTHER INVESTMENT COMPANIES

    Each Fund (other than Money Market Fund) may invest its assets in securities of other investment companies, including affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such duplicate expenses. Each Fund will limit its investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of its total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general.

INVESTMENT RISKS

SECTOR RISKS

o  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the
   Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

o  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

o  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.
   This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

o  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

EURO RISKS

o  The Funds may make significant investments in securities denominated in the
   Euro, the new single currency of the European Monetary Union (EMU).
   Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

o  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries'
   ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

LEVERAGE RISKS

o  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

BOND MARKET RISKS

o  Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

INVESTMENT LIMITATIONS

Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

EACH OF THE LARGE COMPANY FUND AND THE SMALL COMPANY FUND MAY NOT:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of such Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's total assets;

2. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c)
   utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act.
   The Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets;

4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6.   Underwrite  the securities  issued by other  persons,  except to the extent that a Fund may be deemed to be an  underwriter  under  certain  securities laws in the disposition of "restricted securities";

7.    Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

THE BALANCED FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Balanced
   Fund's total assets would be invested in such issuer, or the Balanced Fund would hold more than 10% of any class of securities of the issuer, except that up to 25% of the value of the Balanced Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

2. Purchase any securities which would cause more than 25% of the value of the
   Balanced Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b)
   wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For examples, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

3. Borrow money or issue senior securities, except that the Balanced Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing, and except as permitted pursuant to appropriate exemptions from the 1940 Act;

4. Make loans, except that the Balanced Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objectives and policies, make time deposits with financial institutions, and enter into repurchase agreements;

5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

6.   Underwrite  the securities  issued by other  persons,  except to the extent that a Fund may be deemed to be an  underwriter  under  certain  securities laws in the disposition of "restricted securities";

7.    Purchase or sell commodities or commodity contracts, except to the extent disclosed in the current Prospectus of the Fund; and

8. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

EACH OF THE INCOME EQUITY FUND AND THE INCOME FUND MAY NOT:

1. Invest in securities of any one issuer (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the holdings of such Fund in the securities of such issuer exceeds 5% of the Fund's total assets;

2. Invest in the securities of companies primarily engaged in any one industry
   (other than the U.S. government, its agencies and instrumentalities) if, immediately after and as a result of such investment, the current market value of the aggregate holdings of the Fund in the securities of companies in such industry exceeds 25% of the Fund's total assets. However, an industry concentration in excess of such percentage limitation is permitted if it occurs incidentally as a result of changes in the market value of portfolio securities;

3. Acquire the outstanding voting securities of any one issuer if, immediately after and as a result of such investment, the current market value of the holdings of the Fund in the securities of such issuer exceeds 10% of the market value of such issuer's outstanding voting securities;

4. Borrow money, which includes entering into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

5.   Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

6. Invest more than 15% of the value of the Fund's net assets in restricted or illiquid securities or instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC)
   options, assets used to cover dealer options written by the Fund or repurchase agreements that mature in more than 7 days;

7. Lend more than 30% in value of the Fund's securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities;

8. Invest in securities of an issuer (other than an agency or instrumentality of the U.S. Government) which, together with any predecessor of the issuer, has been in operation for less than three years if, immediately after and as a result of such investment, more than 5% of the value of the Fund's total assets would then be invested in the securities of such issuer; and

9. Invest more than 10% of the value of the Fund's net assets in fixed time deposits which are non-negotiable and/or which impose a penalty for early withdrawal and which have maturities of more than 7 days.

With respect to investment restrictions 1 and 3, the percentage limits stated
therein apply to 75% of each Fund's total assets.

THE MONEY MARKET FUND MAY NOT:

1.   Purchase any security (other than  obligations  issued or guaranteed by the
     U.S. government,  its agencies or  instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in  securities of the issuer;

2.   Purchase  securities on margin,  except that it may obtain such  short-term credit as may be necessary  for the  clearance  of  purchases  and sales of securities;

3. Borrow money, except that the Money Market Fund may borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Money Market Fund's net assets; provided that while borrowings from banks exceed 5% of the Money Market Fund's net assets, any such borrowings will be repaid before additional investments are made;

4.   Pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis is not deemed to be a pledge of assets;

5.   Issue  senior  securities;  the purchase or sale of  securities  on a "when issued" basis is not deemed to be the issuance of a senior security;

6. Make loans, except that the Money Market Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions and enter into repurchase agreements;

7.   Purchase  any  security  of any issuer if as a result  more than 25% of its total  assets  would  be  invested  in  a  single  industry;  there  is  no restriction  with respect to  obligations  issued or guaranteed by the U.S.
     Government, its agencies or instrumentalities;

8.   Invest more than 15% of its total assets in repurchase  agreements maturing in more than seven days;

9.   Invest more than 5% of its total assets in securities of any company having a record,  together  with its  predecessors,  of less than  three  years of continuous operation;

10.Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short; and

11.Underwrite securities of other issuers, except that the Money Market Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

With respect to Investment Restriction (8), the Money Market Fund will limit its investments in repurchase agreements maturing in more than seven days to no more than 10% of its total assets.

THE ABOVE LIMITATIONS CANNOT BE CHANGED FOR A FUND UNLESS AUTHORIZED BY THE
BOARD OF TRUSTEES AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES" OF THAT FUND, AS DEFINED BY THE INVESTMENT COMPANY ACT. THE
FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER
APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE
LIMITATIONS BECOMES EFFECTIVE.

THE LARGE COMPANY FUND, THE BALANCED FUND AND THE SMALL COMPANY FUND MAY NOT:

1.   Purchase or otherwise acquire any securities, if as a result, more than 15%
     of its net assets would be invested in securities that are illiquid;

2.    Engage in any short sales, except to the extent disclosed in the current
   Prospectus of the Fund;

3. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs (although investments by such Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction);

4.   Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent  permitted by the 1940 Act or pursuant to any exemptions  therefrom;
     and

5.   Mortgage  or  hypothecate  the Fund's  assets in excess of one third of the
     Fund's total assets.

If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

WHAT DO SHARES COST?

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The Money Market Fund attempts to stabilize the value of a Share at $1.00. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

 REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 30 days, your Share redemption proceeds at the next determined NAV without any sales charge. This sales charge elimination in offered because a sales charge was previously assessed.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts associated with their purchases:

Page: 9
The following bullet point was eliminated from this section because it no longer applied, per Chris Wolfe in June, 1999: oEmployees of State Street Bank
Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

o    the  Trustees,  employees  and  sales  representatives  of the  Trust,  the
     Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the selling financial intermediary; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or disability, as defined in Section 72(m)(7) of the
  Internal Revenue Code of 1986, of the last surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    which are  involuntary  redemptions  of  shareholder  accounts  that do not comply with the minimum balance requirements;

o    of Shares  that  represent  a  reinvestment  within  30 days of a  previous redemption;

o of Shares held by the Trustees, employees, and sales representatives of the
  Trust, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

o of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

HOW ARE THE FUNDS SOLD?

     Under the Distributor's  Contract with the Trust, the Distributor (Edgewood
     Services, Inc.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLANS

The Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and
Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds' Investor A Shares may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The Funds' Investor B Shares reimburse the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICING PLAN

The Funds may pay compensation to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of the date of this SAI, the Funds have not entered into any shareholder servicing agreements.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Investor A Share sales (not on Investor A Shares of the Money Market Fund). The Distributor
generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated
Shareholder Services (these fees do not come out of Fund assets). The
Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell;
the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Provident Securities & Investment Company, an affiliate of Provident (PSI), will pay additional consideration to dealers not to exceed 4.0% of the offering price per Share on all sales of Investor B Shares as an expense of PSI for which PSI will be reimbursed by the Distributor under the Investor B 12b-1 Plan or upon receipt of a contingent deferred sales charge. Any additional consideration or incentive program may be terminated at any time by the Distributor.

REDEMPTION IN KIND

Although the Trust intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Trust is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

OFFICERS AND TRUSTEES

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the
Trust, principal occupations for the past five years and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of six funds and is the only investment company in the Fund
Complex. The address for each officer of the Trust is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA.

As of April 6, 2000, the Trust's Board and Officers as a group owned less than
1% of each Fund's outstanding Shares.

---------------------------------------------------------------------------   -------------
        NAME                      OCCUPATIONS FOR PAST 5 YEARS                 AGGREGATE
         AGE                                                                  COMPENSATION
       ADDRESS                                                                 FROM TRUST
 POSITION WITH TRUST

----------------------                                                        -------------
---------------------------------------------------------------------------   -------------
J. VIRGIL EARLY       Principal in J. Virgil Early & Associates  (business    $7,000
Age: 62               consulting);   Vice   President  of  Synovus   Trust
11 Bliss Lane         company   since   September   1997;   former   Chief
Jeckyll Island, GA    Financial   Officer   of   Integrated   Motor   Tech
31527                 (manufacturing)   from  February  1996  to  November
Trustee               1996;  former Executive Vice President of Huntington
                      Bankshares, Inc.
                      -----------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
WILLIAM M. HIGGINS    Senior Vice President and Director of Sena Weller       $7,000
Age: 56               Rohs Williams  Inc. (investment advisory services)
300 Main Street
3rd Floor
Cincinnati, OH 45202
Trustee
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
HARVEY   M.   SALKIN, Professor, Case Western Reserve University and          $7,000
PH.D.*                President of Marshall Plan Advisers, Inc.
Age: 54               (investment advisory services); former President
10900 Euclid Avenue   and major shareholder of Mathematical Investing
Cleveland,         OH Systems, Inc.
44106-7235
Trustee

---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
DONALD C. SIEKMANN    Retired; former partner of Arthur Andersen              $7,000
Age: 61               (independent public accountants).
425 Walnut Street
Cincinnati, OH 45243
Trustee

---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
WILLIAM N. STRATMAN*  Co-owner of Mariners Inn Banquet Halls since 1995;      $7,000
Age: 57               former owner of Bohlender Engraving Company.
7949 Graves Road
Cincinnati, OH 45243
Trustee

---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
EDWARD C. GONZALES    Trustee or Director of some of the Federated Funds;     $0
Age: 69               President, Executive Vice President and Treasurer
President             of some of the Federated Funds; Vice Chairman,
                      Federated Investors, Inc.; Vice President,
                      Federated Investment Management Company  and
                      Federated Investment Counseling, Federated Global
                      Investment Management Corp. and Passport Research,
                      Ltd.; Executive Vice President and Director,
                      Federated Securities Corp.; Trustee, Federated
                      Shareholder Services Company
---------------------------------------------------------------------------   -------------
GEORGE M. POLATAS     Vice President and Assistant Treasurer of various       $0
Age: 38               Funds distributed by Edgewood Services, Inc.
Vice President and
Assistant Treasurer
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
JEFFREY W. STERLING   Vice President,  Treasurer or Assistant Treasurer of    $0
Age: 53               various Funds distributed by Edgewood Services, Inc.
Vice President and
Treasurer
---------------------------------------------------------------------------   -------------
---------------------------------------------------------------------------   -------------
TIMOTHY S. JOHNSON    Corporate  Counsel,   Federated   Investors,   Inc.;    $0
Age: 38               Secretary,  Edgewood  Services,  Inc. and  Federated
Secretary             Shareholder   Services   Company,;    Secretary   or
                      Assistant  Secretary of various Funds distributed by
                      Edgewood  Services,  Inc. and  Federated  Securities
                      Corp.;  Previously  Associate  of Reed  Smith Shaw &
                      McClay, Pittsburgh, PA (a law firm).
---------------------------------------------------------------------------   -------------

* Denotes a Trustee who is deemed to be an interested person as defined by the
Investment Company Act of 1940.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds. The Funds' investment adviser is Provident Investment Advisors, Inc.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated Investors, Inc., provides all management and administrative services reasonably necessary for the operations of each Fund, other than those provided by the Adviser, subject to the supervision of the Board of Trustees, for a fee at an annual rate of 0.17%
of the average aggregate daily net assets of the each Fund.

The functions performed by Federated Services Company as administrator include, but are not limited to the following:

o    preparation,  filing and  maintenance of the Trust's  governing  documents, minutes of Trustees' meetings and shareholder meetings;

o  preparation and filing with the SEC and state regulatory authorities the
   Trust's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o    preparation,  negotiation and  administration of contracts on behalf of the
     Trust;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of a Fund; and

o     providing advice to the Funds and Trust's Trustees.

Prior to February 1, 1999, BISYS Fund Services Limited Partnership, 3435 Stelzer
Road, Columbus, OH 43219, served as Administrator to the Funds.

CUSTODIAN

The Provident Bank is the Funds' custodian. Pursuant to its agreement with the
Funds, it is responsible for maintaining the books and records of each Fund's securities and cash and marketing each Fund's accounting and portfolio transaction records.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Provident Bank is the Funds' transfer and dividend disbursing agent.

INDEPENDENT AUDITORS

Ernst & Young LLP are the independent auditors for the Funds.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Trust's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, December 31, 1999, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $151,558,260 for which the
Trust paid $125,123 in brokerage commissions.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

FEES PAID BY THE FUNDS FOR SERVICES

---------------------------------------------------------------------------------------
     Fund         ADVISORY FEE PAID      BROKERAGE COMMISSIONS    ADMINISTRATION FEE
                 ADVISORY FEE WAIVED             PAID                    PAID

                SUB-ADVISORY FEE PAID

                   (IF APPLICABLE)

               ------------------------------------------------------------------------
               ------------------------------------------------------------------------
                 FOR THE FISCAL YEAR      FOR THE FISCAL YEAR    FOR THE FISCAL YEAR
                  ENDED DECEMBER 31,      ENDED DECEMBER 31,      ENDED DECEMBER 31,
               ------------------------------------------------------------------------
                 1999     1998       1997      1999      1998      1997       1999      1998        1997
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
LARGE COMPANY  $648,700 $360,018  $251,705   $96,753   $122,406    $49,791   $139,440   $90,005   $62,927
   FUND(A)

               $0          $0      $0

               $0          $0      $0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
BALANCED FUND  $259,010 $200,306   $185,950   $20,768   $45,893     $31,075    $49,503     $44,513   $41,323
               $29,118  $22,256    $20,662
               $0          N/A       N/A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SMALL COMPANY  $156,209 $181,78    $214,758   $30,390    $104,971    $55,999   $33,720     $45,446   $53,690
     FUND

               $0           $0        $0

               $0             $0      $0
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INCOME EQUITY  $450,118 $953,736   $898,800    $368,456   $366,996   $405,332  $82,918     $200,78   $189,223
     FUND

               $0       $0          $0

               $53,743  $494,616   $470,539
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
 INCOME FUND   $159,434 $191,380    $200,909     $0         $0           $0    $68,866     $95,691   $100,455

               $0        $0          $0

               $0        $0          $0
---------------------------------------------------------------------------------------
 MONEY MARKET  $257,456  $239,063   $242,900      $0         $0           $0   $296,371    $318,75   $323,868
     FUND

               $0         $0        $0

               $0         $0        $0
---------------------------------------------------------------------------------------
(a) The Fund commenced operations on January 2, 1997.

-----------------------------------------------
12B-1 FEES FOR THE FISCAL YEAR ENDED

DECEMBER 31, 1999

-----------------------------------------------
                      -------------------------
Funds                 INVESTOR A   INVESTOR B

                        SHARES       SHARES

-----------------------------------------------
-----------------------------------------------
LARGE COMPANY FUND     $158,863     $175,423
-----------------------------------------------
-----------------------------------------------
BALANCED FUND           $24,188     $160,060
-----------------------------------------------
-----------------------------------------------
SMALL COMPANY FUND      $45,272     $14,174
-----------------------------------------------
-----------------------------------------------
INCOME FUND             $73,039     $14,172
-----------------------------------------------
-----------------------------------------------
INCOME EQUITY FUND      $74,775     $133,922
-----------------------------------------------
-----------------------------------------------
MONEY MARKET FUND      $171,635       N/A
-----------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999
---------------------------------------------------------------------------------------
             LARGE COMPANY  BALANCED FUND      SMALL     INCOME EQUITY   INCOME FUND
                  FUND                     COMPANY FUND       FUND

             --------------------------------------------------------------------------
             --------------------------------------------------------------------------
PERIOD       INVESTOR   INVESTOR   INVESTOR  INVESTOR  INVESTOR  INVESTOR  INVESTOR  INVESTOR  INVESTOR  INVESTOR

              A           B           A         B         A         B         A         B         A         B
             SHARES      SHARES     SHARES    SHARES    SHARES    SHARES    SHARES     SHARES  SHARES     SHARES

---------------------------------------------------------------------------------------
ONE YEAR     27.60       28.52       8.09      8.10     40.49     42.00       2.64      2.65     (5.82)    (6.01)
-------------               ----------------------------------------------------
---------------------------------------------------------------------------------------
FIVE YEARS   30.74         N/A       15.10      N/A     18.09      N/A       16.45       N/A       4.92    N/A
-------------               -----------------------------------------------------------
---------------------------------------------------------------------------------------
TEN YEARS    17.79         N/A        N/A       N/A     16.20      N/A         N/A       N/A        N/A     N/A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
LIFE OF FUND 16.08        32.10       13.92     15.34   11.84     14.59       14.68     16.50       3.53    4.68
---------------------------------------------------------------------------------------

YIELD

The yield of Shares of the Money Market Fund is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The Fund's effective yield is computed by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

The Money Market Fund's yield and effective yield for the 7 day period ended
December 31, 1999 were 5.06% and 5.19%, respectively.

To the extent investment professionals charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio managers' views on how such developments could impact the Funds; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

FINANCIAL PUBLICATIONS.

The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes,
Fortune and Money magazines, among others--provide performance statistics over specified time periods.

LIPPER ANALYTICAL SERVICES, INC

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MOODY'S INVESTORS SERVICE, INC., FITCH IBCA, INC. AND STANDARD & POOR'S,
various publications.

STANDARD  &  POOR'S  DAILY STOCK PRICE INDEX OF 500 COMMON  STOCKS  (S&P
500).  Composite  index  of  common  stocks  in  industry,  transportation,  and financial  and  public  utility  companies.  Can be used to compare to the total returns of funds whose  portfolios are invested  primarily in common stocks.  In addition,  the S &  P 500 assumes  reinvestments  of all  dividends  paid by stocks  listed on its  index.  Taxes due on any of these  distributions  are not included, nor are brokerage or other fees calculated in the S & P figures.

ACCOUNT INFORMATION AND PRICING OF SHARES

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities (except the Money Market
Fund's) are determined as follows:

      for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o  for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

      for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

      for all other securities, at fair value as determined in good faith by the
   Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

The Trustees have decided that the best method for determining the value of the
Money Market Fund's portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the
Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the
"Rule") promulgated by the Securities and Exchange Commission under the
Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The
Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

VOTING RIGHTS

Each dollar of value invested in a Fund gives the shareholder one vote in
Trustee elections and other matters submitted to shareholders for vote and a proportionate fractional vote for any fraction of a dollar invested. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of April 6, 2000, the following shareholders of record owned 5% or more of a
Fund's outstanding shares: FiServ Securities, Inc., One Commerce Square,
Philadelphia, PA, acting in various capacities for numerous accounts owned approximately 69.36% of the Income Fund's Investor B Shares; 52.57% of the
Income Equity Fund's Investor A Shares; 50.61% of the Balanced Fund's Investor A
Shares; 41.86% of the Small Company Fund's Investor B Shares; 19.11% of the
Money Market Fund; 8.83% of the Large Company Fund's Investor A Shares; and
5.06% of the Small Company Fund's Investor A Shares. Provident Bank Trust Dept.,
Employee Benefit Plan, Cincinnati OH, owned approximately 75.25% of the Large
Company Fund's Investor A Shares; 9.41% of the Small Company Fund's Investor A
Shares; 5.75% of the Balanced Fund's Investor A Shares; and 6.09% of the Income
Fund's Investor A Shares. Provident BanCorp Retirement Plan, Cincinnati, OH,
owned approximately 19.98% of the Balanced Fund's Investor A Shares; and 16.97%
of the Income Equity Fund's Investor A Shares. Provident Bank Trust Dept., ATTN:
Securities Processing, Cincinnati, OH, owned approximately 31.62% of the Income
Fund's Investor A Shares. Provident BanCorp 401(k), Cincinnati, OH, owned approximately 9.25% of the Balanced Fund's Investor A Shares. Cincinnati
Institute of Fine Arts, Cincinnati, OH, owned approximately 18.28% of the Income
Fund's Investor B Shares. The Provident Bank Trust Account owned approximately
61.76% of the Money Market Fund. Miramar & Company, Cincinnati, OH, owned approximately 5.48% of the Money Market Fund.

Shareholders owning 25% or more of outstanding Shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

HOW ARE THE FUNDS TAXED?

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other Funds will be separate from those realized by a Fund.

FINANCIAL INFORMATION

The Financial Statements for the fiscal year ended December 31, 1999, are incorporated herein by reference to the Funds' Annual Report to Shareholders dated December 31, 1999.

APPENDIX

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS AAA--Bonds
which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o    Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;

o    Broad  margins in earning  coverage  of fixed  financial  charges  and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

THE RIVERFRONT FUNDS                   5800 Corporate Drive
                                       Pittsburgh, PA 15237-7010
Distributor

EDGEWOOD SERVICES, INC.                Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser

PROVIDENT INVESTMENT ADVISORS, INC.    One East Fourth Street
                                       Cincinnati, OH 45202

Custodian

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Transfer Agent and Dividend Disbursing Agent

THE PROVIDENT BANK                     One East Fourth Street
                                       Cincinnati, OH 45202

Independent Auditors

ERNST & YOUNG LLP                      Chiquita Center

                                       250 East Fifth Street
                                       Cincinnati, OH 45202
Cusips: 768709602
            768709701
            768709404
            768709800
            768709842
            768709834
            768709107
            768709867
            768709859
            768709305
            768709875
            768709602
(G02567-02) (4/00)

Riverfront Appendix

Riverfront Large Company Select Fund

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront Large Company Select Fund
as of the calendar year-end for each of ten years. The `y' axis reflects the "%
Total Return" beginning with "-10%" and increasing in increments of 5 % up to
45%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,
1999. The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages notes are -5.67%, 23.08%, 7.03%, 7.66%, 0.68%, 35.35%, 24.38%,
27.93%, 39.03%, and 33.57%, respectively.

Riverfront Balanced Fund
Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront Balanced Fund as of the
calendar year-end for each of five years. The `y' axis reflects the "% Total
Return" beginning with "0%" and increasing in increments of 5 % up to 30%. The
`x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999.
The chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999. The percentages notes are 20.83%, 5.76%, 16.77%, 25.29%, and 13.15%, respectively.

Riverfront Small Company Select Fund
Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront Small Company Select Fund
as of the calendar year-end for each of ten years. The `y' axis reflects the "%
Total Return" beginning with "-20%" and increasing in increments of 10 % up to
90%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,
1999. The chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages notes are 5.19%, 77.72%, 5.77%, 10.41%, -10.45%, 27.89%, 10.17%,
18.79%, -2.26%, and 47.08%, respectively.

Riverfront Income Equity Fund
Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront Income Equity Fund as of
the calendar year-end for each of seven years. The `y' axis reflects the "%
Total Return" beginning with "0%" and increasing in increments of 5 % up to 35%.
The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,
1999. The chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999. The percentages notes are 12.12%, 3.07%, 31.45%, 19.88%, 28.20%, 3.37%, and 7.44%,
respectively.

Riverfront U.S. Government Income Fund
Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront U.S. Government Income
Select Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 5 % up to 20%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1999. The chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999. The percentages notes are 7.38%, -4.64%, 15.22%, 2.51%, 6.94%, 6.95%, and
-1.43%, respectively.

Riverfront U.S. Government Securities Money Market Fund.
Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Riverfront Large Company Select Fund
as of the calendar year-end for each of seven years. The `y' axis reflects the
"% Total Return" beginning with "0%" and increasing in increments of 1 % up to
6%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31,
1999. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999. The percentages notes are 2.91%, 3.78%, 5.52%, 4.89%, 5.02%, 4.93%, and
4.61%, respectively.

                             Registration Statement

                                       of

                              THE RIVERFRONT FUNDS

                                       on

                                    Form N-1A

PART C. OTHER INFORMATION
Item 23.    EXHIBITS

I.    Registrant's Declaration of Trust dated October 11, 1996;*
II.   Registrant's By-Laws;*
III.  Not Applicable.

(d) (i)  Proposed  Sub-Investment  Advisory  Agreement  dated as of December 29,
1998, between The Provident Bank and DePrince, Race & Zollo, Inc.;*

(ii) Conformed copy of the Investment  Advisory Agreement between Registrant and
Provident Investment Advisors, Inc. dated July 1, 1999; +

(e) (i) Proposed  Distribution  Agreement dated as of December 29, 1998, between
Registrant and BISYS Fund Services Limited Partnership;*

(ii) Form of Dealer Agreement  between BISYS Fund Services  Limited  Partnership and Provident Securities & Investment Company;*

(f)   Not Applicable.

(g) Proposed Custodian,  Fund Accounting and Recordkeeping Agreement dated as of
December 29, 1998, between the Registrant and The Provident Bank;*

(h) (i) Proposed Administration Agreement dated as of December 29, 1998, between the Registrant and BISYS Fund Services Limited Partnership;*

      (ii) Proposed Master Transfer and Recordkeeping Agreement dated as of
      December 29, 1998, between the Registrant and The Provident Bank;* (iii)
      Proposed Shareholder Services Plan;* (iv) Proposed form of Servicing
      Agreement to Shareholder Services Plan; (v) Agreement and Plan of
      Reorganization and Liquidation dated as of May 29, 1998, between the
      Registrant and The Riverfront Funds, Inc.;* (vi) Conformed copy of Mutual
      Fund Sales and Service Agreement; +

(i) Opinion of counsel as to the legality of the shares of The Riverfront
Funds;* (j) Conformed copy of Consent of Independent Auditors; + (k) Not
Applicable.

(l)   Copy of the Subscription Agreement; (1)
(m)   (i) Proposed Investor A Distribution and Shareholder Service Plan;* (ii)
      Proposed Investor B Distribution and Shareholder Service Plan;* (iii)
      Proposed form of Dealer Agreement between BISYS Fund Services Limited
      Partnership and Provident Securities & Investment Company;* (iv) Conformed
      copy of Distributors Contract dated February 1, 1999; +

(n)   Rule 18f-3 Plan;*
(o)   (i)   Power of Attorney;(7)
      (ii)  Consent of Baker & Hostetler LLP;(6)
(p)   Registrant's Code of Ethics;+

+ Exhibit filed electronically in this Registration Statement.
* Exhibit previously filed

1.   Incorporated  by  reference to  Registrant's  Registration  Statement  (No.
     33-34154) filed on April 10, 1990.

6.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  26  to
     Registrant's  Registration  Statement (no.  33-34154)  filed on October 29,
     1998.

7.   Incorporated   by  reference  to   Post-Effective   Amendment   No.  27  to
     Registrant's Registration Statement (No. 33-34154) filed on March 1, 1999.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

Not Applicable

Item 25.    INDEMNIFICATION

Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as
Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 1.12 of the Distribution Agreement filed as Exhibit
6(a) hereto, Section 7.A. of the Custodian, Fund Accounting and Recordkeeping
Agreement filed as Exhibit 8 hereto, Section 8 of the Investment Advisory
Agreement filed as Exhibit 5(a) hereto, Section 8 of the Administration
Agreement filed as Exhibit 9(a) hereto, and Section 8 of the Master Transfer and
Recordkeeping Agreement filed as Exhibits 9(b) hereto. As of the effective date of this Registration Statement, the Registrant will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the
Securities Act of 1933 and Release 11330 under the Investment Company Act of
1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to trustees, officers, and controlling persons of
Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26 .   BUSINESSES AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) To the knowledge of Registrant, none of the officers or directors of The
Provident Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment. Set forth below are the names and principal business addresses of the directors and officers who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                                Position with

          NAME               THE PROVIDENT BANK           OTHER BUSINESS
          ----               ------------------           --------------
Jack M. Cook              Director                  President and Chief
                                                    Executive Officer of
                                                    Health Alliance of
                                                    Greater Cincinnati

Thomas D. Grote, Jr.      Director                  President, Thomas J. Dyer
                                                    Company
Joseph A. Podoto          Director                  President, JLM Financial,
                                                    Inc.
Sidney A. Peerless, M.D.  Director                  President of E.N.T.
                                                    Associates; staff member

                                                    at several hospitals in
                                                    the Cincinnati area

Joseph A. Steger, Ph.D.   Director                  President, University of
                                                    Cincinnati

Item 27.    PRINCIPAL UNDERWRITER

(a)  (a) Edgewood  Services,  Inc. the Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies,  including the Registrant:  Excelsior  Funds,  Excelsior  Funds,
     Inc., (formerly,  UST Master Funds, Inc.),  Excelsior  Institutional Trust,
     Excelsior  Tax-Exempt Funds, Inc.  (formerly,  UST Master Tax-Exempt Funds,
     Inc.), FTI Funds, FundManager Portfolios,  Great Plains Funds, Old Westbury
     Funds,  Inc.,  Robertsons  Stephens  Investment  Trust,  WesMark Funds, WCT
     Funds.

(b)
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       ----------------
Lawrence Caracciolo           Director, President,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Christine Johnson             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002
(c)   None

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                        5800 Corporate Drive
                                  Pittsburgh, PA 15237-7010
Provident Investment              One East Fourth Street
Advisors, Inc.                    Cincinnati, OH 45202
(investment  adviser,   custodian
and    transfer    and   dividend
disbursing agent)
Baker & Hostetler LLP             65 East State Street
(legal counsel)                   Columbus, OH 43215
Federated Services Company        Federated Investors Tower
(administrator)                   1001 Liberty Avenue

                                  Pittsburgh, PA 15222-3779

Item 29.    MANAGEMENT SERVICES

Not applicable.

Item 30.    UNDERTAKINGS

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special meetings by shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, THE RIVERFRONT FUNDS, certifies that it meets all of the requirements for effectiveness under the Securities Act of 1933 of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, in the Commonwealth of Pennsylvania, on the 28th day of April,
2000.

                              THE RIVERFRONT FUNDS

                            By /S/ TIMOTHY S. JOHNSON

                          Timothy S. Johnson, Secretary

                      Attorney in Fact for John F. Donahue
                                 April 28, 2000

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following person in the capacity and on the date indicated:

            NAME                    TITLE                         DATE
            ------                  ------                        ----

By:   /s/ Timothy S. Johnson        Attorney in Fact
      Timothy S. Johnson            For the Persons         April 28, 2000
      SECRETARY                     Listed Below

            NAME                    TITLE

/S/ EDWARD C. GONZALES*             President (Principal Executive Officer)
------------------------------
Edward C. Gonzales

/S/ JEFFREY W. STERLING*            Treasurer (Principal Accounting
------------------------------
Gary R. Tenkman                     and Financial Officer)

/S/ J. VIRGIL EARLY*                Trustee
------------------------------
J.    Virgil Early

/S/ WILLIAM M. HIGGINS*             Trustee
------------------------------
William M. Higgins

/S/ HARVEY M. SALKIN*               Trustee
------------------------------
Harvey M. Salkin

/S/ DONALD C. SIEKMANN*             Trustee
------------------------------
Donald C. Siekmann

/S/ WILLIAM N. STRATMAN*            Trustee
------------------------------
William N. Stratman

* By Power of Attorney